23. LEASES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Leases Details Narrative
Operating lease agreements recognized as expense	R$ 306.7	R$ 308.3